Other assets (Tables)	6 Months Ended
Jun. 30, 2022
Other assets
Schedule of Other assets

	At June 30,	At December 31,
	2022	2021
Deposits related to Canada Revenue Agency ("CRA") audits	$42.3	$15.6
Energy well equipment, net	5.5	5.4
Right-of-use assets, net	1.2	1.5
Debt issue costs	0.7	1.2
Furniture and fixtures, net	0.1	0.2
	$49.8	$23.9